Significant Accounting Policies (Details 2) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Significant Accounting Policies [Line Items]
Net cash from operating activities	₪ 3,480	[1]	$ 1,003	₪ 3,457	₪ 3,644
Net cash used in investing activities	(966)	[1]	$ (278)	₪ (1,036)	₪ 381
In accordance with the previous policy [Member]
Significant Accounting Policies [Line Items]
Net cash from operating activities	3,315
Net cash used in investing activities	(801)
Changes [Member]
Significant Accounting Policies [Line Items]
Net cash from operating activities	165
Net cash used in investing activities	(165)
In accordance with IFRS15 [Member]
Significant Accounting Policies [Line Items]
Net cash from operating activities	3,480
Net cash used in investing activities	₪ (966)

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.